Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
August 31, 2026
SUS-NPRT1-1026
1.9901906.105
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brambles Ltd	10,197	142,718
BELGIUM - 1.2%
Health Care - 1.2%
Biotechnology - 0.6%
Argenx SE ADR (a)	211	217,680
Pharmaceuticals - 0.6%
UCB SA	933	233,327
TOTAL BELGIUM		451,007
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	1,709	257,580
CANADA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	903	237,544
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	3,563	194,997
CHINA - 1.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	17,052	188,217
Industrials - 0.5%
Electrical Equipment - 0.5%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,400	183,946
TOTAL CHINA		372,163
ITALY - 1.1%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	2,062	210,339
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	1,346	188,140
TOTAL ITALY		398,479
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	9,851	206,020
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV depository receipt	114	193,345
NXP Semiconductors NV	937	210,488

TOTAL NETHERLANDS		403,833
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	933	387,494
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	1,384	224,476
UNITED STATES - 87.5%
Communication Services - 5.5%
Interactive Media & Services - 5.5%
Alphabet Inc Class A	6,150	2,087,003
Consumer Discretionary - 9.9%
Automobiles - 0.5%
Tesla Inc (a)	586	215,618
Broadline Retail - 4.5%
Amazon.com Inc (a)	6,491	1,686,167
Hotels, Restaurants & Leisure - 2.2%
Hilton Worldwide Holdings Inc	1,070	338,420
Starbucks Corp	2,423	257,444
Viking Holdings Ltd (a)	2,525	217,503
		813,367
Household Durables - 1.3%
PulteGroup Inc	1,581	199,712
SharkNinja Inc (a)	1,457	280,458
		480,170
Specialty Retail - 0.5%
Ross Stores Inc	990	226,255
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp (a)	1,780	155,002
Ralph Lauren Corp Class A	509	176,573
		331,575
TOTAL CONSUMER DISCRETIONARY		3,753,152
Consumer Staples - 6.0%
Beverages - 2.3%
Coca-Cola Co/The	6,277	556,582
Keurig Dr Pepper Inc	9,283	295,756
		852,338
Consumer Staples Distribution & Retail - 1.7%
Casey's General Stores Inc	287	215,884
Dollar Tree Inc (a)	1,553	196,594
US Foods Holding Corp (a)	2,323	243,544
		656,022
Household Products - 0.7%
Procter & Gamble Co/The	2,018	292,852
Personal Care Products - 1.3%
Estee Lauder Cos Inc/The Class A	2,624	268,435
Kenvue Inc	11,281	212,985
		481,420
TOTAL CONSUMER STAPLES		2,282,632
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy Inc	804	234,518
ConocoPhillips	2,185	289,491
TOTAL ENERGY		524,009
Financials - 9.3%
Banks - 4.6%
Bank of America Corp	7,615	471,673
JPMorgan Chase & Co	2,445	870,469
Wells Fargo & Co	4,617	398,863
		1,741,005
Capital Markets - 1.2%
Bank of New York Mellon Corp/The	2,702	435,779
Financial Services - 1.4%
Mastercard Inc Class A	890	524,486
Insurance - 2.1%
Arthur J Gallagher & Co	1,579	413,935
Chubb Ltd	1,136	384,649
		798,584
TOTAL FINANCIALS		3,499,854
Health Care - 10.7%
Biotechnology - 2.5%
Alnylam Pharmaceuticals Inc (a)	841	202,420
Biogen Inc (a)	961	208,201
Gilead Sciences Inc	2,602	380,777
Insmed Inc (a)	1,236	150,569
		941,967
Health Care Equipment & Supplies - 0.6%
TransMedics Group Inc (a)	2,723	231,100
Health Care Providers & Services - 2.0%
BrightSpring Health Services Inc (a)	3,869	225,950
CVS Health Corp	2,538	238,344
Ensign Group Inc/The	1,081	186,213
UnitedHealth Group Inc	296	115,265
		765,772
Life Sciences Tools & Services - 2.2%
Danaher Corp	1,362	290,869
Thermo Fisher Scientific Inc	898	554,156
		845,025
Pharmaceuticals - 3.4%
Elanco Animal Health Inc (a)	10,364	247,907
Eli Lilly & Co	698	807,398
Viatris Inc	11,714	193,398
		1,248,703
TOTAL HEALTH CARE		4,032,567
Industrials - 11.1%
Aerospace & Defense - 1.2%
Boeing Co (a)	1,052	218,585
Howmet Aerospace Inc	917	224,619
		443,204
Building Products - 1.2%
Tecnoglass Holdings Inc	4,449	176,625
Trane Technologies PLC	616	273,751
		450,376
Commercial Services & Supplies - 1.1%
Clean Harbors Inc (a)	666	209,956
Republic Services Inc	1,004	221,804
		431,760
Construction & Engineering - 1.6%
Comfort Systems USA Inc	130	200,931
Granite Construction Inc	1,633	196,874
Quanta Services Inc	361	219,160
		616,965
Electrical Equipment - 2.8%
Bloom Energy Corp Class A (a)	997	205,681
Eaton Corp PLC	626	251,577
GE Vernova Inc	475	426,802
Nextpower Inc (a)	1,808	148,310
		1,032,370
Machinery - 2.7%
Cummins Inc	631	356,136
Parker-Hannifin Corp	446	436,831
Westinghouse Air Brake Technologies Corp	827	236,464
		1,029,431
Trading Companies & Distributors - 0.5%
United Rentals Inc	197	204,485
TOTAL INDUSTRIALS		4,208,591
Information Technology - 29.9%
Communications Equipment - 1.7%
Cisco Systems Inc	3,489	385,500
Motorola Solutions Inc	516	250,414
		635,914
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp (a)	701	194,759
IT Services - 0.6%
Twilio Inc Class A (a)	903	212,774
Semiconductors & Semiconductor Equipment - 12.3%
First Solar Inc (a)	695	140,320
Intel Corp (a)	4,158	372,183
Lam Research Corp	1,511	455,551
Micron Technology Inc	831	796,705
NVIDIA Corp	12,869	2,841,218
		4,605,977
Software - 6.1%
Microsoft Corp	4,151	2,105,761
Synopsys Inc (a)	468	205,728
		2,311,489
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc	8,024	2,542,404
Dell Technologies Inc Class C	1,004	457,834
Western Digital Corp	671	302,319
		3,302,557
TOTAL INFORMATION TECHNOLOGY		11,263,470
Materials - 1.8%
Chemicals - 0.7%
Corteva Inc	2,821	238,742
Construction Materials - 0.6%
James Hardie Industries PLC (a)	7,465	221,785
Metals & Mining - 0.5%
Steel Dynamics Inc	873	203,077
TOTAL MATERIALS		663,604
Real Estate - 1.4%
Health Care REITs - 0.8%
Welltower Inc	1,260	297,662
Industrial REITs - 0.6%
Prologis Inc	1,750	244,860
TOTAL REAL ESTATE		542,522
Utilities - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp	756	207,726
TOTAL UNITED STATES		33,065,130
TOTAL COMMON STOCKS (Cost $25,284,012)		36,341,441

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Somatus Inc Series E (a)(b)(c) (Cost $32,287)	37	43,277

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $1,420,772)	3.69	1,420,511	1,420,795

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,737,071)	37,805,513
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,190
NET ASSETS - 100.0%	37,806,703

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,277 or 0.1% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus Inc Series E	1/31/2022	32,287

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	1,161,351	4,876,056	4,616,662	9,645	27	23	1,420,795	1,420,511
	1,161,351	4,876,056	4,616,662	9,645	27	23	1,420,795

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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